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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment |_|;   Amendment Number: __

     This Amendment (Check only one.) |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Management Advisors, LLC
Address: 1900 Avenue of the Stars
         Suite 900
         Los Angeles, CA 90067

Form 13F File Number: 028-03819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles Larson
Title:  SVP, CFO, COO
Phone:  310-229-2947

Signature, Place, and Date of Signing:

Charles Larson                         Los Angeles, CA           1-30-07
------------------------------------   ----------------------    ---------------
            [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         72

Form 13F Information Table Value Total:     75,643
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

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                           FORM 13F INFORMATION TABLE

                                                                                                         VOTING AUTHORITY
                                                         VALUE     SHARES/  SH/ PUT/ INVSTMT   OTHER  ----------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE    SHARED NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ------- -------- ---------- ------ ----
ABERDEEN ASIA-PAC INCOME FD    COM            003009107      446  73600.000 SH       SOLE              73600.000
ACE LTD                        COM            kyg0070k1     1085  26290.000 SH       SOLE              26290.000
ACTIVISION INC                 COM            004930202      255  17248.000 SH       SOLE              17248.000
ALCON INC                      COM            CH0013826     1048  11740.000 SH       SOLE              11740.000
ALLIANCE WORLD DOLLAR GVT II   COM            01879R106      310  26250.000 SH       SOLE              26250.000
ASSURANT INC                   COM            04621X108     1052  31210.000 SH       SOLE              31210.000
BANK OF AMERICA CORP           COM            060505104     1067  24190.000 SH       SOLE              24190.000
BAYOU STEEL CORP               COM            073051203     2500  83333.000 SH       SOLE              83333.000
BP PLC-SPONS ADR               COM            055622104      226   3628.000 SH       SOLE               3628.000
BUNGE LIMITED                  COM            BMG169621     1181  21920.000 SH       SOLE              21920.000
CAREMARK RX INC                COM            141705103      943  23700.000 SH       SOLE              23700.000
CARNIVAL CORP                  COM            143658300     1199  23150.000 SH       SOLE              23150.000
CELADON GROUP INC              COM            150838100      646  34840.000 SH       SOLE              34840.000
CHEMED CORP                    COM            16359R103      953  12460.000 SH       SOLE              12460.000
COGENT INC                     COM            19239Y108      827  32850.000 SH       SOLE              32850.000
CONOCOPHILLIPS                 COM            20825C104     1155  10709.000 SH       SOLE              10709.000
DICK'S SPORTING GOODS INC      COM            253393102      239   6500.000 SH       SOLE               6500.000
ELECTRONIC ARTS INC            COM            285512109      956  18460.000 SH       SOLE              18460.000
EXXON MOBIL CORP               COM            30231G102     1180  19805.000 SH       SOLE              19805.000
FORTUNE BRANDS INC             COM            349631101      285   3530.000 SH       SOLE               3530.000
FOUNDATION COAL HOLDINGS INC   COM            35039W100      598  25450.000 SH       SOLE              25450.000
GENERAL ELECTRIC CO            COM            369604103      252   6980.000 SH       SOLE               6980.000
GOLDMAN SACHS GROUP INC        COM            38141g104     1093   9940.000 SH       SOLE               9940.000
HALLIBURTON CO                 COM            406216101     1036  23950.000 SH       SOLE              23950.000
HONEYWELL INTERNATIONAL INC    COM            438516106      279   7500.000 SH       SOLE               7500.000
HRPT PROPERTIES TRUST          COM            40426W101      119  10000.000 SH       SOLE              10000.000

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ILLINOIS TOOL WORKS            COM            452308109      926  10340.000 SH       SOLE              10340.000
INTUIT INC                     COM            461202103     1135  25930.000 SH       SOLE              25930.000
ISHARES MSCI EAFE INDEX FUND   COM            464287465     3591  22605.000 SH       SOLE              22605.000
ISHARES MSCI EMERGING MKT IN   COM            464287234     1678   8275.000 SH       SOLE               8275.000
ISHARES MSCI JAPAN INDEX FD    COM            464286848      218  20750.000 SH       SOLE              20750.000
J.C. PENNEY CO INC             COM            708160106     1205  23215.000 SH       SOLE              23215.000
JM SMUCKER CO/THE-NEW COMMON   COM            832696405     1233  24520.000 SH       SOLE              24520.000
JOHNSON & JOHNSON              COM            478160104     1257  18710.000 SH       SOLE              18710.000
JOHNSON CONTROLS INC           COM            478366107      221   3965.000 SH       SOLE               3965.000
KERR-MCGEE CORP                COM            492386107      890  11360.000 SH       SOLE              11360.000
KINDER MORGAN ENERGY PRTNRS    COM            494550106      333   7400.000 SH       SOLE               7400.000
KINETIC CONCEPTS INC           COM            49460W208      832  13950.000 SH       SOLE              13950.000
MASCO CORP                     COM            574599106     1079  31125.000 SH       SOLE              31125.000
MONSANTO CO                    COM            61166W101      704  10910.000 SH       SOLE              10910.000
NEWS CORP-CL A                 COM            65248E104      538  31790.000 SH       SOLE              31790.000
NOKIA CORP-SPON ADR            COM            654902204     1121  72620.000 SH       SOLE              72620.000
NORTH FORK BANCORPORATION      COM            659424105      898  32382.000 SH       SOLE              32382.000
P G & E CORP                   COM            69331C108      758  22240.000 SH       SOLE              22240.000
PEABODY ENERGY CORP            COM            704549104      630  13580.000 SH       SOLE              13580.000
PETCO ANIMAL SUPPLIES INC      COM            716016209      946  25700.000 SH       SOLE              25700.000
POPULAR INC                    COM            733174106      931  38290.000 SH       SOLE              38290.000
PPG INDUSTRIES INC             COM            693506107      804  11240.000 SH       SOLE              11240.000
PRUDENTIAL FINANCIAL INC       COM            744320102     1299  22630.000 SH       SOLE              22630.000
QUESTAR CORP                   COM            748356102      277   4680.000 SH       SOLE               4680.000
ROCKWELL AUTOMATION INC        COM            773903109      296   5220.000 SH       SOLE               5220.000
RR DONNELLEY & SONS CO         COM            257867101      881  27860.000 SH       SOLE              27860.000
SIEMENS AG-SPONS ADR           COM            826197501     1390  17580.000 SH       SOLE              17580.000
SOLEIL FILM INC                COM            83420M208        2  20000.000 SH       SOLE              20000.000
SUNOCO INC                     COM            86764P109      360   3480.000 SH       SOLE               3480.000
SYSCO CORP                     COM            871829107      935  26130.000 SH       SOLE              26130.000
TARRANT APPAREL GROUP          COM            876289109       41  20000.000 SH       SOLE              20000.000
TELEFONOS DE MEXICO-SP ADR L   COM            879403780     1091  31610.000 SH       SOLE              31610.000

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TEVA PHARMACEUTICAL-SP ADR     COM            881624209     1071  34560.000 SH       SOLE              34560.000
TIMKEN CO                      COM            887389104      612  22395.000 SH       SOLE              22395.000
TYCO INTERNATIONAL LTD         COM            902124106     1054  31190.000 SH       SOLE              31190.000
UNITED TECHNOLOGIES CORP       COM            913017109      447   4400.000 SH       SOLE               4400.000
UNITEDHEALTH GROUP INC         COM            91324p102      482   5050.000 SH       SOLE               5050.000
WELLPOINT INC                  COM            94973V107     1029   8210.000 SH       SOLE               8210.000
WELLS FARGO & COMPANY          COM            949746101      427   7140.000 SH       SOLE               7140.000
WET SEAL INC/THE-CLASS A       COM            961840105       35  10000.000 SH       SOLE              10000.000
WRIGLEY WM JR CO               COM            982526105      933  14231.000 SH       SOLE              14231.000
FMA EQUITY GROWTH LP                                       19705 20700.5814 SH       SOLE             20700.5814
CAPT'L SERV NT DTD 3/17/99 DUE                oa1115           0 100000.000 SH       SOLE             100000.000
CAPT'L SERV NT DTD 3/21/97 DUE                oa1114           0 100000.000 SH       SOLE             100000.000
CAPT'L SERV NT DTD 4/15/96 DUE                oa1071           0 100000.000 SH       SOLE             100000.000
COSMETIC LASER EYE CENTER                     221990104      417 208333.330 SH       SOLE             208333.330